Taxes	6 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Taxes

Note 10 — Taxes

Cayman Islands

Hang Feng and HF Fund were incorporated in the Cayman Islands and are not subject to taxation. In addition, upon payments of dividends by these entities to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Shine Prosperity, HF CM, Hang Feng Offshore Holdings Limited and Hang Feng Horizon SPC were incorporated in the British Virgin Islands and are not subject to taxation. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Singapore

The Company’s Singapore subsidiary, HF Helios AI Pte. Limited, is subject to income tax on its taxable income as reported in its statutory financial statements, adjusted in accordance with the relevant tax laws and regulations of Singapore. The applicable corporate income tax rate in Singapore is 17%, with 75% of the first S$10,000 of taxable income and 50% of the next S$190,000 of taxable income exempt from income tax. Since the subsidiary was incorporated on May 28, 2026, there is no taxable activity exists, nor any tax impact occurred during the six months ended June 30, 2026.

Hong Kong

The Company’s Hong Kong subsidiaries (Starchain and HF IAM) are subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million (approximately US$256,000) and 16.5% for any assessable profits in excess of HK$2 million (approximately US$256,000).

1. Taxation in the statements of operations represents:

	For the six months ended June 30, 2026	For the six months ended June 30, 2025
	(Unaudited)	(Unaudited)
Hong Kong profits tax provision for the six-months period ended:
Current	$—	$115,186
Deferred	(69,914)	(15,560)
Income tax (benefits) expenses	$(69,914)	$99,626

Although HF CM was incorporated in BVI, its income may be recognized by the Hong Kong Inland Revenue Department as being subject to income tax as its operations and management are located in Hong Kong. The Company recognized this portion of its income tax benefits based on tax losses carryforward and accrued this portion of its income taxes based on taxable income in an amount of US$4,852 and US$7,920, respectively, as of June 30, 2026 and December 31, 2025.

2. Deferred tax assets

The following table summarizes the significant components of deferred tax assets.

	June 30, 2026	December 31, 2025
	(Unaudited)
Opening balances	$199,371	$142,638
Addition of tax losses carryforward	69,914	158,348
Utilized during the period	—	(101,324)
Exchange rate difference	(1,650)	(291)
Less: valuation allowance	—	—
Deferred tax assets, net	$267,635	$199,371

The Company evaluated the recoverable amounts of deferred tax assets, and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weight to the relative impact of the evidences to the extent it could be objectively verified. As of June 30, 2026 and December 31, 2025, there were no valuation allowances recognized.

As of June 30, 2026 and December 31, 2025, the Company had net operating loss carry forwards indefinitely of US$1,766,988 and US$959,685, respectively, which fully arose from the subsidiaries (Starchain and HF IAM) established in Hong Kong and HFCM established in Cayman Island can be carried forward indefinitely against future assessable profits.

Uncertain Tax Position

As of June 30, 2026 and December 31, 2025, the unrecognized tax benefits were nil, respectively, which would affect the effective tax rate if recognized. The Company recognizes interest and penalty charges related to uncertain tax positions as necessary in the provision for income taxes. As of June 30, 2026 and December 31, 2025, no interest expense or penalty was accrued in relation to the unrecognized tax benefit.

In general, the Hong Kong tax authority has up to six years to conduct examinations of the Company’s tax filings. As of June 30, 2026, tax years ended December 31, 2019 through December 31, 2025 remain open for statutory examination by tax authorities.